INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Disclosure of detailed information about intangible assets [Table Text Block]
			Product
			Development
Cost	Patent	Rights	Costs	Total

Balance, December 31, 2015	$40,840	$65,000	$-	$105,840
Additions	-	217,946	-	217,946
Balance, December 31, 2016	40,840	282,946	-	323,786
Additions	-	-	718,023	718,023
Balance, December 31, 2017	$40,840	$282,946	$718,023	$1,041,809
Accumulated Amortization
Balance, December 31, 2015	$21,449	$65,000	$-	$86,449
Amortization	3,024	-	-	3,024
Balance, December 31, 2016	24,473	65,000	-	89,473
Amortization	7,560	-	-	7,560
Balance, December 31, 2017	$32,033	$65,000	$-	$97,033
Carrying Value
December 31, 2017	$8,807	$217,946	$718,023	$944,776
December 31, 2016	$16,367	$217,946	$-	$234,313